Quarterly Report
June 30, 2020
MFS®  Massachusetts
Municipal Bond Fund

Portfolio of Investments
6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.7%
Airport Revenue – 5.1%
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	$2,000,000	$2,423,640
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2040	2,755,000	3,321,263
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	3,486,780
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,732,080
Massachusetts Port Authority Rev., “B”, 5%, 7/01/2043	3,625,000	4,129,274
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2044	3,000,000	3,581,130
		$18,674,167
General Obligations - General Purpose – 7.4%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$705,000	$675,270
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	535,000	570,433
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	145,000	156,166
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	170,000	184,705
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	1,000,000	1,151,650
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,977,050
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “C”, 5%, 8/01/2020	1,000,000	1,003,860
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 5%, 7/01/2040 (w)	3,000,000	3,927,000
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2044	2,000,000	2,250,800
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2046	2,600,000	2,917,954
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,705,060
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “I”, 5%, 12/01/2034	1,000,000	1,232,640
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	3,880,000	2,328,000
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	600,000	606,906
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	510,000	541,365
State of Illinois, 5%, 6/01/2021	2,175,000	2,221,589
State of Illinois, 5.5%, 5/01/2039	280,000	315,059
State of Illinois, 5.75%, 5/01/2045	255,000	289,851
State of Illinois, “A”, 4%, 12/01/2033	130,000	128,466
		$27,183,824
General Obligations - Schools – 0.4%
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038	$3,375,000	$1,540,013
Healthcare Revenue - Hospitals – 12.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2047	$1,365,000	$1,581,230
Escambia County, FL, Health Facilities Authority Rev. (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	1,315,000	1,321,049
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	235,000	238,546
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	345,000	349,909
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	1,500,000	1,549,545
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,211,200
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2036	635,000	772,541
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2037	850,000	1,030,786
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2038	700,000	846,384
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,152,740
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,197,110
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,193,620
Massachusetts Development Finance Agency Rev. (Children's Hospital), “P”, 5%, 10/01/2032	1,000,000	1,141,030
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute Issue), “N”, 5%, 12/01/2041	1,690,000	1,961,228
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2029	100,000	129,226
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2030	100,000	126,915
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2031	125,000	157,553
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2032	175,000	219,011
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2033	150,000	186,804
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2034	400,000	496,368
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	2,000,000	2,315,380
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,045,470

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “Q”, 5%, 7/01/2041	$1,500,000	$1,742,775
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “Q”, 5%, 7/01/2047	1,500,000	1,730,220
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	3,500,000	3,927,455
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S-4”, 5%, 7/01/2034	700,000	849,674
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,577,219
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032 (Prerefunded 1/01/2021)	600,000	620,670
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032	400,000	413,780
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	2,030,134
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,216,880
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,102,540
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 4%, 7/01/2044	2,080,000	2,180,173
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2044	2,000,000	2,262,140
Massachusetts Development Finance Agency Rev., “J-2”, 5%, 7/01/2048	1,610,000	1,872,543
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/2029	1,000,000	1,002,600
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	310,000	311,392
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	120,000	120,448
		$46,184,288
Healthcare Revenue - Long Term Care – 1.5%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$1,126,460
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	500,000	225,000
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	488,783
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	574,103
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	78,679	11,346
Massachusetts Development Finance Agency Rev. (Loomis Community), ETM, 6%, 1/01/2033 (Prerefunded 7/01/2023)	250,000	291,180
Massachusetts Development Finance Agency Rev. (Loomis Community), Unrefunded Balance, 6%, 1/01/2033	250,000	266,173
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037	1,250,000	1,303,913
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	1,000,000	1,203,950
		$5,490,908
Industrial Revenue - Airlines – 0.2%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2020	$660,000	$662,422
Industrial Revenue - Other – 0.6%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$487,045
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	555,000	529,104
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	420,000	451,319
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	575,000	627,549
		$2,095,017
Miscellaneous Revenue - Other – 3.7%
Massachusetts Development Finance Agency Rev. (Broad Institute), “A”, 5.25%, 4/01/2037 (Prerefunded 4/01/2021)	$2,000,000	$2,072,600
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	1,000,000	1,246,020
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,243,500
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,227,070
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	1,000,000	1,198,380
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2039	2,000,000	2,390,280
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	3,000,000	3,143,700
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,095,000	1,159,944
		$13,681,494
Multi-Family Housing Revenue – 3.6%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/2024	$1,005,000	$1,006,899
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	2,090,000	2,100,387
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/2035	1,000,000	1,002,630
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/2049	1,035,000	1,036,470
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	1,094,570
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	1,000,000	1,081,830

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	$1,000,000	$1,047,830
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	2,092,920
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,473,236
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,230,734
		$13,167,506
Parking – 0.8%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$3,000,000	$3,096,720
Port Revenue – 0.8%
Martha's Vineyard, MA, Woods Hole Steamship Authority, “A”, 4%, 3/01/2028	$2,660,000	$3,053,919
Sales & Excise Tax Revenue – 7.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$985,000	$986,655
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	140,000	162,109
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	310,000	365,171
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	275,000	329,975
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	60,000	73,161
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	140,000	172,568
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	85,000	101,120
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	175,000	210,299
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	80,000	85,531
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	55,000	58,625
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	85,000	92,310
Massachusetts Bay Transportation Authority, Sales Tax Rev., 4%, 12/01/2021	500,000	526,225
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	1,590,000	1,875,771
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,524,251
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	2,000,000	2,840,680
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 2/15/2044	4,000,000	5,013,680
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “B”, 4%, 11/15/2046	3,000,000	3,354,210
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	73,000	74,423
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,905,000	3,037,323
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	671,000	674,107
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	256,000	257,185
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	5,067
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	101,000	104,136
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	12,000	10,812
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	117,000	96,297
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	22,000	16,794
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,059,000	745,589
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,011,000	653,541
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,313,000	2,626,732
		$27,074,347
Secondary Schools – 2.3%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056	$290,000	$294,388
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	1,012,290
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	1,000,000	994,310
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	582,230
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,175,167
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2037	170,000	170,445
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,119,220
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 9/01/2028	1,000,000	1,007,770
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,190,120
		$8,545,940
Single Family Housing - Local – 0.6%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$1,850,000	$2,053,519

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 4.9%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C1”, 4%, 11/15/2047	$1,440,000	$1,549,872
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	1,680,000	1,863,271
Massachusetts Housing Finance Agency, Single Family Housing Rev., “186”, 4%, 6/01/2039 (n)	1,605,000	1,708,073
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	365,000	392,178
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	521,404
Massachusetts Housing Finance Agency, Single Family Housing Rev., “215”, GNMA, 4%, 12/01/2050	3,500,000	3,922,135
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	4,000,000	4,148,040
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,780,000	1,959,193
Tennessee Housing Development Agency Residential Finance Program, “1”, 4.25%, 1/01/2050	1,640,000	1,817,382
		$17,881,548
State & Local Agencies – 4.7%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$1,245,000	$1,414,494
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	75,000	92,339
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	73,409
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	36,580
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.984% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,400,000	1,234,660
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,015,000	1,200,857
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2031	275,000	310,819
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2032	760,000	858,990
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 5/01/2022	8,310,000	8,229,725
Massachusetts College Building Authority Project Rev., Unrefunded Balance, “A”, 5%, 5/01/2029	1,005,000	1,090,576
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	45,000	52,448
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2039	765,000	852,493
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2044	1,280,000	1,408,640
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	345,000	389,577
		$17,245,607
Student Loan Revenue – 3.2%
Massachusetts Educational Financing Authority, “J”, 5.625%, 7/01/2029	$645,000	$668,142
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	2,000,000	2,046,920
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	4,000,000	3,966,440
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 1/01/2028	170,000	170,184
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	3,000,000	3,003,570
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 1/01/2026	205,000	205,215
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 1/01/2027	95,000	95,099
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	660,000	667,702
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 4.5%, 7/01/2024	675,000	706,968
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	280,000	274,246
		$11,804,486
Tax - Other – 2.7%
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	$225,000	$247,408
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	120,000	131,218
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	370,000	399,959
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	1,980,000	2,362,457
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	210,000	250,750
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/2023	1,585,000	1,753,691
New York, NY, City Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2036	195,000	232,448
New York, NY, City Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2038	485,000	573,372
New York, NY, City Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2039	1,315,000	1,548,320
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	305,000	305,085
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	995,000	1,085,615
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	815,000	889,809
		$9,780,132

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$25,014
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	35,000	36,075
		$61,089
Tobacco – 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$250,000	$318,240
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	415,000	448,503
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	2,000,000	2,105,980
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	4,885,000	678,136
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,335,000	1,404,139
		$4,954,998
Toll Roads – 1.4%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,277,300
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “C”, 5%, 1/01/2035	3,000,000	3,861,540
		$5,138,840
Transportation - Special Tax – 6.6%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$3,422,422
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,649,920
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	230,000	249,194
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	465,000	466,163
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	275,000	276,691
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	610,000	665,357
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	280,000	281,761
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	2,415,000	2,505,393
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	1,265,000	1,370,564
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	465,000	474,142
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	520,000	566,946
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,055,000	1,114,154
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	300,000	306,171
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	45,000	45,116
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B-1”, 5%, 7/01/2033	3,000,000	4,012,020
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “C-1”, 4.75%, 11/15/2045	465,000	515,597
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “C-1”, 5%, 11/15/2050	555,000	629,398
Metropolitan Transportation Authority Rev., NY, “E”, 4%, 9/01/2020	525,000	525,924
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	1,225,000	1,250,602
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	890,000	935,212
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	420,000	474,596
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	225,000	250,416
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	220,000	240,581
		$24,228,340
Universities - Colleges – 21.4%
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	$605,000	$740,677
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	3,245,810
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	1,130,942
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	958,367
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	721,750
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	391,775
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	3,143,687
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,730,070
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	1,012,479
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2039	2,660,000	3,248,073
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	806,019

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	$250,000	$276,473
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,229,240
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	2,196,640
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,404,370
Massachusetts Development Finance Agency Rev. (Lesley University), “A”, 5%, 7/01/2044	2,250,000	2,673,922
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	3,000,000	3,110,730
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2030 (w)	1,110,000	1,502,951
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2031 (w)	2,330,000	3,129,470
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2033 (w)	900,000	1,191,177
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2034 (w)	500,000	659,410
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2035 (w)	1,555,000	2,042,524
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 10/01/2026	2,250,000	2,547,382
Massachusetts Development Finance Agency Rev. (Simmons University), “L”, 5%, 10/01/2035	2,000,000	2,284,520
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	2,000,000	2,147,860
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,232,666
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2048	1,985,000	2,197,653
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	3,030,955
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2038	865,000	1,047,584
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	1,147,410
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,609,258
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 4%, 9/01/2049	3,000,000	3,065,580
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	2,271,063
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,326,930
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 10/01/2035	1,750,000	1,770,528
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	295,000	302,702
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	310,000	310,822
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	110,000	108,517
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	370,000	363,207
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	69,502
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	81,000
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	511,191
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2037	1,000,000	1,284,070
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2039	3,000,000	3,319,800
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2040	2,500,000	2,931,875
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2045	1,845,000	2,320,512
University of Massachusetts Building Authority Senior Refunding Rev., “2019-1”, 5%, 5/01/2039	3,000,000	3,791,100
		$78,620,243
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$850,000	$871,250
Utilities - Municipal Owned – 1.2%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$590,000	$597,576
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	200,000	217,190
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	235,000	253,598
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	800,000	556,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	125,000	86,875
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	65,000	45,338
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	20,925
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	300,000	209,250
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	315,000	218,925
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	35,000	24,325
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	510,000	354,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	$190,000	$131,812
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	150,000	104,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	135,000	93,825
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	17,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	415,000	288,425
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	160,000	163,291
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	220,000	225,225
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	320,000	326,467
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	35,000	35,729
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	30,000	20,963
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	65,000	45,338
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	195,000	135,037
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	220,000	153,175
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	75,000	52,312
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	230,000	160,425
		$4,538,101
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$405,000	$421,816
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	210,000	226,002
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	480,000	489,302
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	160,000	170,002
		$1,307,122
Water & Sewer Utility Revenue – 3.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$90,000	$90,598
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	225,000	225,041
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	455,000	542,911
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2038	1,255,000	1,638,390
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2039	545,000	709,541
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,672,986
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,935,480
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/2032	75,000	75,257
Massachusetts Water Resources Authority General Refunding Rev. (Green Bonds), “C”, 4%, 8/01/2040	2,910,000	3,315,799
Massachusetts Water Resources Authority Rev., “B”, AGM, 5.25%, 8/01/2029	595,000	820,802
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2031	1,625,000	2,323,652
		$14,350,457
Total Municipal Bonds		$363,286,297
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$1,200,000	$357,741
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.17% (v)	4,421,382	$4,421,824

Other Assets, Less Liabilities – (0.0)%		(20,740)
Net Assets – 100.0%		$368,045,122
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,421,824 and $363,644,038, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,081,963, representing 0.8% of net assets.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
Derivative Contracts at 6/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	20	$3,571,250	September – 2020	$(19,449)
At June 30, 2020, the fund had cash collateral of $100,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$363,286,297	$—	$363,286,297
U.S. Corporate Bonds	—	357,741	—	357,741
Mutual Funds	4,421,824	—	—	4,421,824
Total	$4,421,824	$363,644,038	$—	$368,065,862
Other Financial Instruments
Futures Contracts – Liabilities	$(19,449)	$—	$—	$(19,449)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,124,769	$27,930,674	$32,632,783	$(635)	$(201)	$4,421,824

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,056	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2020, are as follows:
Massachusetts	77.9%
Puerto Rico	7.7%
Illinois	2.8%
New York	2.2%
Maryland	1.4%
Pennsylvania	1.4%
New Jersey	1.0%
Ohio	1.0%
Tennessee	0.8%
Colorado	0.7%
Guam	0.7%
Florida	0.6%
Texas	0.5%
California	0.4%
Connecticut	0.4%
Alabama	0.3%
Louisiana	0.2%
Minnesota	0.1%
Virginia	0.1%
Washington DC	0.1%
U.S. Treasury Securities	(1.0)%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.